SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION
NOTE 11:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION

a.	Trade receivables, net:

	December 31,
	2017	2016

Billed	$55,295	$57,320
Unbilled *)	57,443	41,713

	112,738	99,033
Less - Allowance for doubtful accounts	(3,896)	(9,656)

	$108,842	$89,377

*)
The unbilled amount was recognized based on the progress of the construction phase of a large-scale project in Peru (the "Project"). As part of the construction phase, the Company's subsidiary in Peru deploys fiber and wireless networks in rural areas. The Project is accounted as a Production-Type Contract using the percentage-of-completion method. The unbilled amount, for which the Company has enforceable rights, will become due at the time the payment milestones under the contract are reached. The milestone occurs upon the completion of certain objective, representing the progress of the project, which vary between the different areas and type of networks. Subsequent to the balance sheet date and as of the date of this report, the Company received payments in an aggregate amount of $ 28,616 with respect to the Project.

b.	Other current assets:

	December 31,
	2017	2016

Governmental authorities	$7,468	$6,184
Prepaid expenses	4,220	3,784
Deferred charges	7,100	3,817
Employees	39	90
Grants receivable	-	276
Advance payments to suppliers	1,136	1,824
Derivative instruments	170	-
Deferred taxes	-	64
Other	1,553	978

	$21,686	$17,017

c.	Other current liabilities:

	December 31,
	2017	2016

Payroll and related employee accruals	$14,644	$10,971
Derivative instruments	-	103
Government authorities	2,206	585
Other	3,194	2,187

	$20,044	$13,846

d.          Long-term loans:

		Interest rate for			December 31,
		2017	2016		2017	2016
	Linkage	%		Maturity

Loans from banks:
(a)	U.S. dollars	4.77	4.77	2021	$16,000	$20,000
(b)	Euro	EURIBOR +2.75	EURIBOR +2.75	2020	1,061	1,458
(c)	Euro	-	6.0	2017	-	91

					17,061	21,549
Less - current maturities					4,479	4,617

					$12,582	$16,932

(a)
The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2017 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
(c)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG’s building in Bulgaria. The loan was fully repaid during 2017.

e.	Long-term debt maturities for loans after December 31, 2017, are as follows:

Year ending December 31,

2018	$4,479
2019	4,479
2020	4,103
2021	4,000

$17,061

Interest expenses on the long-term loans amounted to $ 822, $ 1,066 and $ 1,237 for the years ended December 31, 2017, 2016 and 2015, respectively.

f.	Other long-term liabilities:

	December 31,
	2017	2016

Long-term tax accrual	$22	$776
Long-term deferred taxes	986	-
Other	-	1,505

	$1,008	$2,281